INCOME TAXES - Unrecognized tax benefits (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Unrecognized tax benefits
Unrecognized tax benefits that could impact effective tax rate	$ 13.2	$ 12.0
Unrecognized tax benefits related to accrued interest and penalties	$ 0.3	$ 0.2